S000019849 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Government Money Market Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Government Money Market Fund Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 48
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	281
Expense Example, No Redemption, 10 Years	637
Columbia Variable Portfolio - Government Money Market Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	35
Expense Example, No Redemption, 3 Years	118
Expense Example, No Redemption, 5 Years	209
Expense Example, No Redemption, 10 Years	477
Columbia Variable Portfolio - Government Money Market Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	198
Expense Example, No Redemption, 5 Years	347
Expense Example, No Redemption, 10 Years	$ 783